Schedule of Debt Obligations (Parenthetical) (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Dec. 31, 2015	Jun. 27, 2015	May 13, 2015	May 07, 2015	Dec. 31, 2014	Oct. 01, 2012	Mar. 20, 2012	Apr. 07, 2011	Oct. 18, 2010
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 13.1	$ 14.5				$ 28.6
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	1,044.5	1,052.4			$ 1,055.0
Unamortized debt issuance costs and original issue discount	13.6	15.3
Term Loan | Tranche B Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount						884.6
Unamortized debt issuance costs and original issue discount						13.2
8.125% Second Lien Notes
Debt Instrument [Line Items]
Debt instrument, face amount	1,015.0	1,015.0			$ 1,015.0
Unamortized debt issuance costs and original issue discount	$ 15.6	$ 16.9
Debt instrument, stated percentage rate	8.125%	8.125%			8.125%
8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						330.0	$ 330.0	$ 330.0
Unamortized debt issuance costs and original issue discount						$ 1.0
Debt instrument, stated percentage rate		8.75%	8.75%			8.75%	8.75%	8.75%
9.875% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 440.0	$ 440.0
Debt instrument, stated percentage rate		9.875%	9.875%			9.875%
Unamortized debt issuance costs						$ 6.7
7.75% Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 300.0			$ 300.0
Debt instrument, stated percentage rate		7.75%	7.75%			7.75%
Unamortized debt issuance costs						$ 4.1
10.75% Third Lien Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 298.5	$ 298.5			$ 298.5
Unamortized debt issuance costs and original issue discount	$ 7.3	$ 8.1
Debt instrument, stated percentage rate	10.75%	10.75%			10.75%
9.75% Senior Subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1.5		$ 298.5		$ 300.0				$ 300.0
Debt instrument, stated percentage rate	9.75%	9.75%				9.75%
Unamortized debt issuance costs						$ 3.3
Revolving Credit Facility | Credit Facilities
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ 1.9	$ 2.1				$ 1.0